Business Combinations - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Blackstone Group [Member]	Dec. 31, 2012 Blackstone Group [Member]	Sep. 30, 2013 Smartrove [Member]
Business Acquisition [Line Items]
Current assets acquired			$ 73,239	$ 73,239
Net assets acquired from Smartrove					3
Property, plant and equipment			29,293	29,293
Other assets			30,535	30,535
Intangible assets			1,062,300	1,062,300	4,040
Goodwill	876,642		878,450	876,371	1,765
Current liabilities assumed			(100,258)	(100,258)
Deferred income tax liability			(32,144)	(32,144)	(1,533)
Other liabilities			(5,777)	(5,777)
Total fair value of the assets acquired and liabilities assumed			$ 1,935,638	$ 1,933,559	$ 4,275